Shareholder Fees	Dec. 22, 2025 USD ($)
T. Rowe Price QM U.S. Bond Index Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price QM U.S. Bond Index Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price QM U.S. Bond Index Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.